Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 28,960,108
Interest and dividends	2,171,829
Total investment income	31,131,937
Interest income on notes receivable from participants	347,549
Contributions:
Employer	9,272,082
Participant	12,988,660
Rollover	2,697,292
Total contributions	24,958,034
Deductions:
Benefits paid to participants	26,682,527
Plan administrative expenses	275,434
Total deductions	26,957,961
Net increase in net assets available for benefits	29,479,559
Net assets available for benefits, beginning of year	296,132,103
Net assets available for benefits, end of year	$ 325,611,662